Fair Value Measurements - Summary Of Changes In The Fair Value Of FPA Conversion Option Liabilities (Detail)	3 Months Ended
Mar. 31, 2021 USD ($)
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value as of January 1, 2021	$ 0
Initial classification of conversion option liability	8,480,557
Change in fair value	(7,242,996)
Fair value as of March 31, 2021	$ 1,237,561